NASDAQ-100 2x Strategy Fund Expense Example - Class A and Class C [Member] - NASDAQ-100 2x Strategy Fund	Mar. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 353
Expense Example, with Redemption, 3 Years	803
Expense Example, with Redemption, 5 Years	1,380
Expense Example, with Redemption, 10 Years	2,945
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	643
Expense Example, with Redemption, 3 Years	1,023
Expense Example, with Redemption, 5 Years	1,426
Expense Example, with Redemption, 10 Years	$ 2,551